SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER NON-CANCELLABLE (Details) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 73,059	$ 31,290	$ 6,324
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	22,408	9,494
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total
Licencing agreement [member]
IfrsStatementLineItems [Line Items]
Total	135,867	143,133	160,302
Licencing agreement [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	5,067	12,333	5,885
Licencing agreement [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	43,600	43,600	47,960
Licencing agreement [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	$ 87,200	$ 87,200	$ 106,457